8. Accrued and Other Current Liabilities - Accrued and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued legal fees		$ 0		$ 0
Accrued payroll liabilities	$ 9,808	18,185	$ 18,185	11,522
Accrued accounting fees		0		5,000
Due to directors		0		1,999
Accrual for inventory products sold and shipped (in transit)	46,417	64,050	64,050	0
Other	15,525	11,233	11,233	5,488
Accrued and other current liabilities	$ 71,750	$ 93,468	$ 93,468	$ 125,518